Loan facilities and lines of credit (Details 4) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Lines of credit and loan facilities
Line of credit reserved for issuances of bank acceptance and bank guarantee	¥ 120,695
Line of Credit [Member]
Lines of credit and loan facilities
Short-term Debt, Weighted Average Interest Rate, at Point in Time	3.10%
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 164,333